Average Annual Total Returns{- Fidelity Advisor® Consumer Discretionary Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Consumer Discretionary Fund	Fidelity Advisor Consumer Discretionary Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Consumer Discretionary Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Consumer Discretionary Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Consumer Discretionary Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Consumer Discretionary Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Consumer Discretionary Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1505 Past 1 year	F1505 Past 5 years	F1505 Past 10 years
Total	19.35%	9.17%	13.92%	18.61%	8.83%	12.87%	11.98%	7.20%	11.35%	21.88%	9.38%	13.88%	24.67%	9.65%	13.76%	26.95%	10.77%	14.95%	27.12%		6.73%	[1]	31.49%	11.70%	13.56%	27.65%	12.09%	16.80%

[1]	(a) Since inception October 2, 2018.